Consolidated Statements of Equity $ in Millions		CAD ($)	Common Shares CAD ($)	Preferred Shares CAD ($)	Common Shares CAD ($)	Common Shares Common Shares CAD ($)	Treasury Shares CAD ($)	Preferred Shares CAD ($)	Warrants CAD ($)	Paid in Surplus CAD ($)	Paid in Surplus Common Shares CAD ($)	Retained Earnings CAD ($)	Retained Earnings Common Shares CAD ($)	Retained Earnings Preferred Shares CAD ($)	AOCI CAD ($) [1]
Beginning balance at Dec. 31, 2023		$ 28,698			$ 16,031		$ 0	$ 519	$ 25	$ 2,002		$ 8,913			$ 1,208
Net Earnings (Loss)		3,142										3,142
Other Comprehensive Income (Loss), Net of Tax		1,105													1,105
Comprehensive Income (Loss)		4,247										3,142			1,105
Common shares issued under stock option plans (in shares)						68
Common Shares Issued Under Stock Option Plans			$ 52								$ (16)
Purchase of Common Shares Under NCIBs	[2]		(1,445)			$ (479)					(966)
Purchase of Common Shares Under Employee Benefit Plan		(43)					(43)
Preferred Shares Redeemed		(250)						(163)		(87)
Warrants Exercised		26			39				(13)
Stock-Based Compensation Expense		11								11
Dividends paid		(1,255)	(1,255)	$ (36)									$ (1,255)	$ (36)
Variable Dividends on Common Shares		(251)	(251)										(251)
Ending balance at Dec. 31, 2024		29,754			15,659		(43)	356	12	944		10,513			2,313
Net Earnings (Loss)		3,930										3,930
Other Comprehensive Income (Loss), Net of Tax		(1,912)													(1,912)
Comprehensive Income (Loss)		2,018										3,930			(1,912)
Common Shares Issued (Note 4)			3,667			$ 3,667
Common shares issued under stock option plans (in shares)						20
Common Shares Issued Under Stock Option Plans			16								(4)
Purchase of Common Shares Under NCIBs	[2]		(1,995)			$ (771)					$ (541)		(683)
Purchase of Common Shares Under Employee Benefit Plan		(155)					(155)
Common Shares Issued Under Employee Benefit Plan		76					82			(6)
Preferred Shares Redeemed		(350)						(243)		(107)
Warrants Exercised		16			24				(8)
Stock-Based Compensation Expense		12								12
Dividends paid		(1,423)	$ (1,423)	$ (14)									$ (1,423)	$ (14)
Variable Dividends on Common Shares		0
Ending balance at Dec. 31, 2025		$ 31,622			$ 18,599		$ (116)	$ 113	$ 4	$ 298		$ 12,323			$ 401

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	(2)Normal course issuer bid (“NCIB”). Includes taxes payable on purchase of shares.